Equity (Details) - Schedule of bank’s debts, both current and non-current - CLP ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Equity (Details) - Schedule of bank’s debts, both current and non-current [Line Items]
Current
Non-current	590,247	598,136
Total	590,247	598,136
Perpetual bond [Member]
Equity (Details) - Schedule of bank’s debts, both current and non-current [Line Items]
Current
Non-current	590,247	598,136
Total	$ 590,247	$ 598,136